PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following as of September 30, 2017 and 2016:

	As of September 30,
	2017	2016
Buildings	$5,306,286	$5,293,106
Machinery	3,987,090	3,852,205
Furniture, fixtures and equipment	486,588	468,880
Motor vehicles	156,360	130,622
Total property plant and equipment, at cost	9,936,324	9,744,813
Less: accumulated depreciation	(4,290,600)	(3,845,215)
	5,645,724	5,899,598
Construction in progress (“CIP”)	-	8,387
Property, plant and equipment, net	$5,645,724	$5,907,985